CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Undistributed net income (loss) attributable to stockholders	$ 53,014	$ (1,129)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depletion, depreciation, and amortization	54,456	19,747
Deferred taxes	1,928	470
Non-cash derivative loss (gain)	(9,947)	7,509
Equity-based compensation	152	106
Other	1,758	963
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	(7,320)	(16,963)
Other current assets	(337)	(1,691)
Other assets		(16)
Accounts payable	(2,140)	537
Revenue payable	3,620	5,710
Derivatives		(1,950)
Other current liabilities	118	5,579
Net cash provided by operating activities	95,302	18,872
Cash flows from investing activities:
Acquisitions of oil and natural gas properties	(80,602)	(414,759)
Development of oil and natural gas properties	(266,235)	(57,457)
Monetization of put options		7,625
Other	(422)	(884)
Net cash used in investing activities	(347,259)	(465,475)
Cash flows from financing activities:
Proceeds from long-term debt, net of issuance costs	519,672	198,651
Payments on long-term debt	(331,000)	(31,000)
Capital contributions from partners	40,166	303,976
Other	(40)
Net cash provided by financing activities	228,798	471,627
Increase (decrease) in cash and cash equivalents	(23,159)	25,024
Cash and cash equivalents, beginning of period	32,030	7,006
Cash and cash equivalents, end of period	$ 8,871	$ 32,030